Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest received on bank deposits	£ 29		£ 1
Gain on equity settled derivative financial liability	468	936
Total finance income	497	936	1
Finance expense
Interest expense on lease liabilities	43	36	20
Other loans	10	8	14
Loss on equity settled derivative financial liability			397
Total finance expense	£ 53	£ 44	£ 431